Compensation Plans (Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ (437)	$ (414)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(357)	(343)
Accumulated Benefit Obligation	(332)	(319)
Fair Value of Plan Assets	305	271
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation	(105)	(95)
Accumulated Benefit Obligation	$ (105)	$ (95)